LEASE RIGHT-OF-USE ASSET AND LEASE LIABILITIES	12 Months Ended
Mar. 31, 2022
Lease Right-of-use Asset And Lease Liabilities
LEASE RIGHT-OF-USE ASSET AND LEASE LIABILITIES

14. LEASE RIGHT-OF-USE ASSET AND LEASE LIABILITIES

The Company implemented new accounting policy according to the ASC 842, Leases, on April 1, 2019 on a modified retrospective basis and did not restate comparative periods. Under the new policy, the Company recognized approximately $0.06 million lease liability as well as right-of-use asset for all leases (with the exception of short-term leases) at the commencement date. Lease liabilities are measured at present value of the sum of remaining rental payments as of March 31, 2022, with discounted rate of 4.75%. A single lease cost is recognized over the lease term on a generally straight-line basis. All cash payments of operating lease cost are classified within operating activities in the statement of cash flows.

The Company leases its head office. The lease period is 5 years with an option to extend the lease. The Company leases its plant and dormitory for 4.5 years with an option to extend the lease.

The Company leased three floors of a commercial building for 3 years with an option to extend the lease in Humen Town of Dongguan City from the landlord and provides shops subleasing and property management services for garment wholesalers and retailers in the leased property.

The following   table summarizes the components of lease expense:

	2022	2021

Operating lease cost	3,862,342	1,021,267
Short-term lease cost	84,089	35,727
	3,946,431	1,056,994

The following table summarizes supplemental information related to leases:

	2022	2021

Cash paid for amounts included in the measurement of lease liabilities
Operating cash flow used in operating leases	$3,946,431	$1,650,847
Right-of-use assets obtained in exchange for new operating leases liabilities	470,763	9,380,402
Weighted average remaining lease term - Operating leases (years)	1.8	2.8
Weighted average discount rate - Operating leases	4.75%	4.35%

The following table summarizes the maturity of operating lease liabilities:

Years ending March 31	Lease cost
2023	$3,942,718
2024	2,977,548
2025	60,291
Total lease payments	6,980,557
Less: Interest	(450,540)
Total	$6,530,017